Stock-Based Compensation - Additional Disclosures (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Aug. 18, 2010	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 611	$ 985		$ 3,471	$ 3,884	$ 2,322
Award expiration period		10 years			10 years
Unearned stock-based compensation expense not yet recognized		$ 5,700
Unearned stock-based compensation expense not yet recognized, recognition period		2 years 4 months 15 days			1 year 10 months 15 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year			1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years			3 years
2014 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that may be issued under plan		1,644,875			1,644,875
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		18,599			15,497
2016 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that may be issued under plan		800,000			800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		506,777
Equity Based Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award value on date of grant	$ 1,900
Award vesting period	4 years
Stock-based compensation expense				$ 317	$ 0	$ 0	$ 317
Employee Stock Options and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned stock-based compensation expense not yet recognized					$ 3,300